As filed with the Securities and Exchange Commission on April 13, 2010
                                                                    File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 111	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 113	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, N.Y. 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	JESSICA N. BENTLEY, ESQ.
BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
400 HOWARD STREET
SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On May 13, 2010 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 13, 2010, the effectiveness of the registration statement for the iShares MSCI USA Index Fund (the “Fund”), filed in Post-Effective Amendment No. 107 on January 29, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 111 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 107.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 111 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 13th day of  April 2010.

By:
Michael A. Latham*
President

Date: April 13, 2010

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 111 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated:

By:
Lee T. Kranefuss*
Director

Date: April 13, 2010

John E. Martinez*
Director

Date: April 13, 2010

George G. C. Parker*
Director

Date: April 13, 2010

Cecilia H. Herbert*
Director

Date: April 13, 2010

Charles A. Hurty*
Director

Date: April 13, 2010

John E. Kerrigan*
Director

Date: April 13, 2010

Robert H. Silver*
Director

Date: April 13, 2010

J. Darrell Duffie*
Director

Date: April 13, 2010

Robert S. Kapito**
Director

Date: April 13, 2010

Michael Latham*
President

Date: April 13, 2010

/s/Jack Gee
Jack Gee
Treasurer

Date: April 13, 2010

*, **By:	/s/ Jack Gee
Jack Gee
Attorney in fact

Date: April 13, 2010

*
Powers of Attorney, each dated February 23, 2009, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and J. Darrell Duffie are incorporated by reference to Post-Effective Amendment No. 100, filed September 28, 2009.

**	Power of Attorney, dated December 8, 2009, for Robert S. Kapito is incorporated by reference to Post-Effective Amendment No. 105, filed December 23, 2009.